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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Loch Capital Management LLC
                 -----------------------------------
   Address:      30 Federal Street, Boston, MA 02110
                 -----------------------------------

Form 13F File Number: 28-11100
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    David Matthews
         -------------------------------
Title:   Chief Financial Officer
         -------------------------------
Phone:   617-289-7604
         -------------------------------

Signature, Place, and Date of Signing:

         /s/ David Matthews              Boston, MA       August 9, 2010
   -------------------------------    -----------------   --------------
           [Signature]                  [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 40
                                        --------------------

Form 13F Information Table Value Total: 184,998
                                        --------------------
                                            (thousands)

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                           FORM 13F INFORMATION TABLE

                                                                                           COLUMN   COLUMN
      COLUMN 1                COLUMN 2    COLUMN 3     COLUMN 4              COLUMN 5         6        7           COLUMN 8
                                                                   Shares/ Prn        Put/ Invstmt  Other      Voting Authority
NAME OF ISSUER             TITLE OF CLASS CUSIP      Value (x1000) amt         Sh/Prn Call Discretn Mangers    Sole    Shared None
Abovenet Inc.              Common Stock   00374N107         712.42     15,100. Sh          Sole                15,100.    0      0
Acme Packet                Common Stock   004764106       2,378.34     88,480. Sh          Sole                88,480.    0      0
Adc Dsl Systems Inc.       Common Stock   000886309       1,936.23    261,300. Sh          Sole               261,300.    0      0
Adobe Systems Incorporated Common Stock   00724F101       4,704.54    178,000. Sh          Sole               178,000.    0      0
American Tower Corp.       Common Stock   029912201       3,898.20     87,600. Sh          Sole                87,600.    0      0
Analog Devices  Inc        Common Stock   032654105       8,388.65    301,100. Sh          Sole               301,100.    0      0
Apple Computer Inc         Common Stock   037833100      22,738.31     90,400. Sh          Sole                90,400.    0      0
Asml Holding N.V.          ADRS           N07059186       7,870.16    286,500. Sh          Sole               286,500.    0      0
At&T Inc.                  Common Stock   00206R102       2,179.52     90,100. Sh          Sole                90,100.    0      0
Avago Technologies Ltd     Common Stock   Y0486S104       3,858.19    183,200. Sh          Sole               183,200.    0      0
Brocade Communications
 Systems  Inc.             Common Stock   111621306       5,242.04  1,015,900. Sh          Sole             1,015,900.    0      0
Cablevision Systems
 Corporation               Common Stock   12686C109       2,910.01    121,200. Sh          Sole               121,200.    0      0
Check Point Software
 Technologies Ltd.         Common Stock   M22465104         686.88     23,300. Sh          Sole                23,300.    0      0
Ciena Corp.                Common Stock   171779309       3,336.11    263,100. Sh          Sole               263,100.    0      0
Cisco Systems  Inc.        Common Stock   17275R102       9,983.74    468,500. Sh          Sole               468,500.    0      0
Cognizant Technology
 Solutions Corp.           Common Stock   192446102       4,285.14     85,600. Sh          Sole                85,600.    0      0
Comcast Corporation        Common Stock   20030N101       4,861.86    279,900. Sh          Sole               279,900.    0      0
Commscope Inc              Common Stock   203372107         710.72     29,900. Sh          Sole                29,900.    0      0
Crown Castle
 International Corp.       Common Stock   228227104       2,067.93     55,500. Sh          Sole                55,500.    0      0
Emc Corporation            Common Stock   268648102       8,412.51    459,700. Sh          Sole               459,700.    0      0
Finisar Corporation        Common Stock   31787A507         382.19     25,650. Sh          Sole                25,650.    0      0
International Business
 Machines Corporation      Common Stock   459200101       8,902.91     72,100. Sh          Sole                72,100.    0      0
JDS Uniphase Corp.         Common Stock   46612J507         823.61     83,700. Sh          Sole                83,700.    0      0
Linear Technology Corp.    Common Stock   535678106       3,376.13    121,400. Sh          Sole               121,400.    0      0
Maxim Integrated
 Products Inc.             Common Stock   57772K101       5,604.22    334,980. Sh          Sole               334,980.    0      0
Motorola Inc.              Common Stock   620076109       1,193.16    183,000. Sh          Sole               183,000.    0      0
News Corporation           Common Stock   65248E104       6,448.83    539,200. Sh          Sole               539,200.    0      0
Novellus Systems Inc.      Common Stock   670008101       6,466.80    255,000. Sh          Sole               255,000.    0      0
Oracle Corporation         Common Stock   68389X105       4,345.65    202,500. Sh          Sole               202,500.    0      0
Polycom Inc.               Common Stock   73172K104       1,367.36     45,900. Sh          Sole                45,900.    0      0
Qlogic Corporation         Common Stock   747277101       2,778.86    167,200. Sh          Sole               167,200.    0      0
Sandisk Corporation        Common Stock   80004C101       4,211.21    100,100. Sh          Sole               100,100.    0      0
The Walt Disney Company    Common Stock   254687106       6,041.70    191,800. Sh          Sole               191,800.    0      0
Time Warner Cable Inc      Common Stock   88732J207       4,265.35     81,900. Sh          Sole                81,900.    0      0
Time Warner Inc.           Common Stock   887317303       5,342.57    184,800. Sh          Sole               184,800.    0      0
Varian Semiconductor
 Equipment Associates Inc. Common Stock   922207105       2,823.01     98,500. Sh          Sole                98,500.    0      0
Viacom Inc.                Common Stock   92553P201       5,733.92    181,800. Sh          Sole               181,800.    0      0
Volterra Semiconductor
 Corp.                     Common Stock   928708106       3,523.57    152,800. Sh          Sole               152,800.    0      0
Xerox Corp.                Common Stock   984121103       3,184.50    394,000. Sh          Sole               394,000.    0      0
Yahoo! Inc.                Common Stock   984332106       7,021.03    507,300. Sh          Sole               507,300.    0      0